SCHEDULE OF DEFERRED TAX LIABILITIES (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule Of Deferred Tax Liabilities
Deferred tax liabilities	$ 1,325	$ 1,665	$ 2,290